BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS (Tables)	12 Months Ended
Dec. 31, 2019
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Schedule of borrowings from other financial institutions measured at amortized cost

As of December 31, 2019 and 2018, the composition of the borrowings from other financial institutions measured at amortized cost is the following:

Borrowings from other financial institutions	December 31, 2019	December 31, 2018
In millions of COP
Obligations granted by foreign banks (1)	9,200,571	11,217,308
Obligations granted by domestic banks	4,758,772	5,120,656
Total	13,959,343	16,337,964
(1)

The Bank has recognized a financial liability with BAM Financial Corporation (BFC) amounting to USD 290, 4 millions as of December 31, 2019 and USD 259.4 million as of December 31, 2018, due to its obligation to pay cash in future to purchase the non-controlling shares of Grupo Agromercantil Holding pursuant to an outstanding put option expiring in 2024. The Bank will reclassify the liability to equity if the put expires unexercised.

Schedule of Obligations granted by domestic banks

Obligations granted by domestic banks

As of December 31, 2019

	Rate	Rate
Financial entity	Maximum	Minimum	December 31, 2019
In millions of COP
Financiera de desarrollo territorial (Findeter)	10.02%	0.21%	2,527,879
Banco de comercio exterior de Colombia (Bancoldex)	16.66%	2.13%	846,874
Fondo para el financiamiento del sector agropecuario (Finagro)	14.40%	0.63%	578,665
Other private financial entities	8.51%	6.08%	805,354
Total			4,758,772

As of December 31, 2018

	Rate	Rate
Financial entity	Maximum	Minimum	December 31, 2018
In millions of COP
Financiera de desarrollo territorial (Findeter)	10.19%	0.24%	2,591,423
Banco de comercio exterior de Colombia (Bancoldex)	15.46%	2.17%	1,205,958
Fondo para el financiamiento del sector agropecuario (Finagro)	14.54%	0.85%	634,048
Other private financial entities	7.92%	5.82%	689,227
Total			5,120,656

Schedule of maturities of financial obligations with domestic banks

The maturities of financial obligations with domestic banks as of December 31, 2019 and 2018, are the following:

Domestic	December 31, 2019	December 31, 2018
In millions of COP
Amount expected to be settled:
More than twelve months after the reporting period	4,411,393	4,894,259
No more than twelve months after the reporting period	347,379	226,397
Total	4,758,772	5,120,656

Schedule of Obligations granted by foreign banks

Obligations granted by foreign banks

As of December 31, 2019

Financial entity	Rate Maximum	Rate Minimum	December 31, 2019
In millions of COP
Financing with correspondent banks	4.81%	2.05%	8,340,378
Corporación Andina de Fomento (CAF)	4.33%	2.29%	333,095
Banco Latinoamericano de Comercio Exterior (Bladex)	4.75%	2.71%	457,228
Banco Interamericano de Desarrollo (BID)	4.91%	3.28%	69,870
Total			9,200,571

As of December 31, 2018

Financial entity	Rate Maximum	Rate Minimum	December 31, 2018
In millions of COP
Financing with correspondent banks	5.66%	2.81%	10,140,356
Corporación Andina de Fomento (CAF)	5.01%	2.93%	529,464
Banco Latinoamericano de Comercio Exterior (Bladex)	4.89%	3.15%	473,549
Banco Interamericano de Desarrollo (BID)	5.64%	4.32%	73,939
Total			11,217,308

Schedule of maturities of financial obligations with foreign banks

The maturities of the financial obligations with foreign entities as of December 31, 2019 and 2018 are the following:

Foreign	December 31, 2019	December 31, 2018
In millions of COP
Amount expected to be settled:
No more than twelve months after the reporting period	6,286,622	9,743,905
More than twelve months after the reporting period	2,913,949	1,473,403
Total	9,200,571	11,217,308